Capital management	12 Months Ended
Dec. 31, 2022
Capital Management [Abstract]
Capital management [Text Block]

20) Capital management

The Company manages its capital to ensure that it will be able to continue to meet its financial and operational strategies and obligations, whilst maximizing the return to shareholders.

In the management of capital, the Company includes the components of shareholders' equity and debt. The Company manages the capital structure and makes adjustments thereto in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may attempt to issue new shares, acquire or dispose of assets, attempt to obtain additional debt financing or repay debt facilities.

	December 31,	December 31,
	2022	2021
Equity attributable to owners of the Company	$265,392	$265,697
Debt	40,000	15,000
	$305,392	$280,697

There were no changes in the Company's capital management strategy during the year ended December 31, 2022 compared to the previous year.